Other non-operating income (expense) (Tables)	12 Months Ended
Dec. 31, 2019
Other non-operating income (expense) [Abstract]
Details of gains or losses on valuation of investments in joint ventures and associates

Details of gains or losses on valuation of investments in joint ventures and associates are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2017	2018	2019
Gains on valuation of investments in joint ventures and associates	83,506	25,791	103,775
Losses on valuation of investments in joint ventures and associates	(70,117)	(22,595)	(16,144)
Impairment losses of investments in joint ventures and associates	(114,903)	(177)	(3,634)

Total	(101,514)	3,019	83,997

Details of other non-operating income and expenses

Details of other non-operating income and expenses recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2017	2018	2019
Other non-operating income	84,361	129,709	68,459
Other non-operating expenses	(190,083)	(87,157)	(229,383)

Total	(105,722)	42,552	(160,924)

Details of other non-operating income

Details of other non-operating income recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2017	2018	2019
Rental fee income	6,973	6,835	10,106
Gains on disposal of investments in joint ventures and associates	39,932	50,511	—
Gains on disposal of premises and equipment, intangible assets and other assets	5,028	30,278	1,632
Reversal of impairment loss of premises and equipment, intangible assets and other assets	666	761	103
Others	31,762	41,324	56,618

Total	84,361	129,709	68,459

Details of other non-operating expenses

Details of other non-operating expenses recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2017	2018	2019
Depreciation on investment properties	3,902	4,045	2,225
Interest expenses of refundable deposits	459	620	834
Losses on disposal of investment in joint ventures and associates	38,713	2,931	—
Losses on disposal of premises and equipment, intangible assets and other assets	9,994	1,160	3,433
Impairment losses of premises and equipment, intangible assets and other assets	390	87	28,295
Donation	98,132	51,983	62,545
Others	38,493	26,331	132,051

Total	190,083	87,157	229,383